Income Taxes - Schedule of Income Tax Net Operating Loss Carryforwards (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Income Tax Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 150,076,377
Australia [Member]
Schedule of Income Tax Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 17,526,497
Expiration	Indefinite
Brazil [Member]
Schedule of Income Tax Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 3,294,408
Expiration	Indefinite
Canada [Member]
Schedule of Income Tax Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 9,219,682
Expiration	2041 – 2044
Hong Kong [Member]
Schedule of Income Tax Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 22,335,355
Expiration	Indefinite
Japan [Mmber[
Schedule of Income Tax Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 30,001,355
Expiration	2025 – 2024
Mainland China [Member]
Schedule of Income Tax Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 1,260,186
Expiration	2027 – 2029
Mexico [Member]
Schedule of Income Tax Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 14,650,709
Expiration	2031 – 2044
Singapore [Member]
Schedule of Income Tax Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 30,833,631
Expiration	Indefinite
United Kingdom [Member]
Schedule of Income Tax Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 7,175,137
Expiration	Indefinite
United States – Federal [Member]
Schedule of Income Tax Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 431,676
Expiration	Indefinite
Others [Member]
Schedule of Income Tax Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 13,347,741
Expiration	[1]

[1]	Of the other foreign net operating loss carryforwards, $11,581,596 expires between 2027 and 2034 and $1,766,145 have an indefinite expiration term.